Segment Information - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	In the first quarter of 2026, the Company had a segment change moving from two operating segments to one operating segment to align with how the chief operating decision maker (the “CODM”) manages the business. The Company’s CODM is its Chief Executive Officer. As a result of this change, the Company now has one operating segment and one reportable segment.
Number of Operating Segments	1
Net Income (Loss) Attributable to Parent | $	$ (23,358)	$ (502)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Income (Loss) Attributable to Parent | $	$ (23,358)	$ (714)
SOLV Energy Holdings LLC [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments			1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The Company’s operations are managed by segment managers who report to the Chief Executive Officer, the chief operating decision maker (“CODM”). The Company’s two operating segments have been aggregated into one reportable segment due to their similar economic characteristics, nature of services, type of customers and service distribution.
Number of Operating Segments			2
Net Income (Loss) Attributable to Parent | $			$ 149,703	$ 9,926	$ (109,842)